Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Non-cash Compensation to Employees and Nonemployees in Condensed Consolidated Statements of Operations and Comprehensive Loss

Obalon recorded total non-cash compensation, including non-cash compensation to employees and nonemployees in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year ended December 31,
	2020	2019
Cost of revenue	$—	$(21)
Research and development	276	739
Selling, general and administrative	813	2,265
Total	$1,089	$2,983

Summary of Fair Value of Stock Options Estimated using Black-Scholes Option Pricing Model

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Year ended December 31,
	2020	2019
Assumed risk-free interest rate (1)	0.38% - 0.44% %	1.67% - 2.58%
Assumed volatility (2)	69.86% - 70.84%	55.07% - 65.21%
Expected option life (3)	6.10 years	6.1 years
Expected dividend yield (4)	—%	—%
(1)

The risk-free interest rate was determined based on the U.S. Treasury yield in effect at the time of the grant for zero-coupon U.S. Treasury notes with remaining terms similar to the expected term of the options.

(2)

The volatility was determined based on analysis of the volatility of a peer group of publicly traded companies as Obalon’s stock has not traded publicly for a significant time and Obalon has limited company specific historical volatility. The peer group was determined considering factors such as stage of development, risk profile, enterprise value and position within the industry.

(3)

The expected option life was determined using the “simplified method” for estimating the expected option life, which is the average of the weighted-average vesting period and contractual term of the option.

(4)	The expected dividend yield was zero as Obalon has not historically issued dividends and does not expect to do so in the foreseeable future.

Summary of Stock Option Transactions

The following table summarizes stock option transactions for the 2016 Plan for the year ended December 31, 2020.

(in thousands, except shares and per share data):

				Weighted-
				average
		Weighted-		remaining
		average		contractual	Aggregate
	Number of	exercise		life	intrinsic value
	shares	price per share		(in years)	(in thousands)
Outstanding at December 31, 2019	518,468	38.64	39.42	6.8	12
Options granted	790,000		0.79
Options exercised	—		—
Options canceled	(208,613)		37.74
Outstanding at December 31, 2020	1,099,855		$11.97	8.70	$—
Vested and expected to vest at December 31, 2020	1,099,855		$11.97	8.70	$—
Vested and exercisable at December 31, 2020	357,787		$40.31	6.47	$—

Summary of Restricted Stock Awards

The following table summarizes restricted stock award transactions for the year ended December 31, 2020:

		Weighted-
		average
	Number of	grant date
	awards	fair value
Outstanding at December 31, 2019	29,524	$39.64
Awards granted	—	—
Awards released	(26,524)	36.03
Awards canceled	—	—
Outstanding at December 31, 2020	3,000	$71.50

Summary of Restricted Stock Unit Transactions

The following table summarizes restricted stock unit transactions for the 2016 Plan for the year ended December 31, 2020:

			Aggregate
		Weighted-	intrinsic
	Number of	average grant	value
	shares	date fair value	(in thousands)
Outstanding at December 31, 2019	55,574	$11.70	106
Awards granted	816,081	1.88
Awards released	(47,761)	12.04
Awards canceled	(823,894)	1.95
Outstanding at December 31, 2020	—	$—	$—
Vested and expected to vest at December 31, 2020	—	$—	$—